Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD STAR FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2019
Institutional Select | Vanguard Total International Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement Dated March 7, 2019, to the Statutory Prospectus Dated February 26, 2019

Prospectus Text Changes

The “Annual Total Returns” bar chart for Vanguard Total International Stock Index Fund Institutional Select Shares is replaced with the following:

Annual Total Returns — Vanguard Total International Stock Index Fund Institutional Select Shares

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1969 032019
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Total International Stock Index Fund Institutional Select Shares
Institutional Select | Vanguard Total International Stock Index Fund | Institutional Select Shares
Risk/Return:	rr_RiskReturnAbstract
2017	rr_AnnualReturn2017	27.61%
2018	rr_AnnualReturn2018	(14.35%)